SHARE- BASED COMPENSATION (Schedule of Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2020 shares $ / shares
0.53 - 1.78 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	1,170,243
Weighted average remaining contractual life (in Yrs.)	8 years 6 months 21 days
Weighted average exercise price | $ / shares	$ 1.39
1.82 - 3.37 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	517,625
Weighted average remaining contractual life (in Yrs.)	8 years 1 month 24 days
Weighted average exercise price | $ / shares	$ 2.88
3.40 - 4.56 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	179,000
Weighted average remaining contractual life (in Yrs.)	8 years
Weighted average exercise price | $ / shares	$ 4.05
5.54 - 8.36 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	911,000
Weighted average remaining contractual life (in Yrs.)	6 years 3 months 29 days
Weighted average exercise price | $ / shares	$ 5.99
8.47 - 13.77 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	932,834
Weighted average remaining contractual life (in Yrs.)	3 years 3 months 8 days
Weighted average exercise price | $ / shares	$ 11.72
14.12 - 22.10 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	320,000
Weighted average remaining contractual life (in Yrs.)	2 years 11 months 1 day
Weighted average exercise price | $ / shares	$ 15.44
Total [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	4,030,702
Weighted average remaining contractual life (in Yrs.)	6 years 3 months 22 days
Weighted average exercise price | $ / shares	$ 6.24